Document and Entity Information	0 Months Ended
Jun. 19, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 19, 2013
Registrant Name	MUNDER SERIES TRUST
Central Index Key	0001214511
Amendment Flag	false
Document Creation Date	Jun. 19, 2013
Document Effective Date	Jul. 01, 2013
Prospectus Date	Jul. 01, 2013
Munder Emerging Markets Small-Cap Fund | Class A Shares
Risk/Return:
Trading Symbol	MAEMX
Munder Emerging Markets Small-Cap Fund | Class Y Shares
Risk/Return:
Trading Symbol	MYEMX